Vanguard® Consumer Discretionary Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Auto Components (2.4%)
*	Aptiv plc	382,582	61,347
	BorgWarner Inc. (XNYS)	377,946	16,357
	Lear Corp.	89,547	15,025
	Gentex Corp.	387,368	13,337
	Autoliv Inc.	133,064	12,826
*	Fox Factory Holding Corp.	70,421	12,378
*	Goodyear Tire & Rubber Co.	518,080	10,419
*	Veoneer Inc.	201,532	7,175
	LCI Industries	46,433	7,070
*	Adient plc	163,676	6,948
*	Dorman Products Inc.	54,194	6,014
*	Gentherm Inc.	68,829	5,813
	Dana Inc.	269,668	5,798
*	Visteon Corp.	50,562	5,355
	Standard Motor Products Inc.	67,705	3,388
*	American Axle & Manufacturing Holdings Inc.	327,494	2,902
*	Tenneco Inc. Class A	238,744	2,507
*	Stoneridge Inc.	90,614	1,978
*	Modine Manufacturing Co.	179,682	1,861
	Patrick Industries Inc.	4,508	360
*	XL Fleet Corp.	78,615	357
*	XPEL Inc.	4,872	350
*	QuantumScape Corp. Class A	11,201	323
*	Luminar Technologies Inc. Class A	19,142	312
			200,200
Automobiles (17.9%)
*	Tesla Inc.	1,073,278	1,228,646
	Ford Motor Co.	5,509,659	105,730
*	General Motors Co.	1,813,774	104,963
	Thor Industries Inc.	90,186	9,534
	Harley-Davidson Inc.	251,780	9,223
	Winnebago Industries Inc.	67,312	4,861
*	Fisker Inc.	22,500	481
*,1	Canoo Inc.	39,199	469
*	Lucid Group Inc.	7,971	422
*	Rivian Automotive Inc. Class A	3,077	369
*	Lordstown Motors Corp. Class A	73,569	344
*,1	Workhorse Group Inc.	58,773	343
*	Electric Last Mile Solutions I	22,560	179
			1,465,564
Distributors (1.1%)
	Pool Corp.	59,247	32,830

		Shares	Market Value ($000)
	Genuine Parts Co.	214,945	27,457
	LKQ Corp.	434,988	24,316
*	Funko Inc. Class A	104,809	1,712
			86,315
Diversified Consumer Services (1.2%)
	Service Corp. International	264,213	17,480
*	Bright Horizons Family Solutions Inc.	93,431	11,487
*	Terminix Global Holdings Inc.	216,497	8,080
	H&R Block Inc.	335,656	7,948
*	Grand Canyon Education Inc.	80,437	5,829
*	Houghton Mifflin Harcourt Co.	347,030	5,400
*	Chegg Inc.	191,246	5,326
*	frontdoor Inc.	148,490	5,132
	Graham Holdings Co. Class B	8,315	4,711
*	Stride Inc.	115,214	3,932
	Carriage Services Inc. Class A	70,818	3,664
*	Adtalem Global Education Inc.	115,288	3,421
*	OneSpaWorld Holdings Ltd.	299,718	2,826
	Laureate Education Inc. Class A	256,275	2,563
	Strategic Education Inc.	46,679	2,497
*	Perdoceo Education Corp.	213,301	2,101
*	WW International Inc.	123,986	2,086
*	2U Inc.	14,740	351
*	Beachbody Co. Inc.	131,249	342
*	Coursera Inc.	11,208	336
*	Mister Car Wash Inc.	20,877	335
*	Vivint Smart Home Inc.	30,160	318
			96,165
Hotels, Restaurants & Leisure (15.4%)
	McDonald's Corp.	1,021,972	249,974
	Starbucks Corp.	1,621,629	177,795
*	Booking Holdings Inc.	56,901	119,597
*	Chipotle Mexican Grill Inc. Class A	37,516	61,654
*	Marriott International Inc. Class A	393,702	58,095
*	Hilton Worldwide Holdings Inc.	397,692	53,716
	Yum! Brands Inc.	421,847	51,820
*	Expedia Group Inc.	200,243	32,257
	Domino's Pizza Inc.	57,155	29,957
	Darden Restaurants Inc.	193,911	26,750
*	Caesars Entertainment Inc.	277,440	24,989
	MGM Resorts International	593,807	23,503
*	Royal Caribbean Cruises Ltd.	333,298	23,271
	Vail Resorts Inc.	61,481	20,394
*	Carnival Corp.	1,032,986	18,201
*	Las Vegas Sands Corp.	505,159	17,994
	Churchill Downs Inc.	57,034	12,788
*	Penn National Gaming Inc.	249,007	12,757
*	Wynn Resorts Ltd.	156,815	12,704
*	Airbnb Inc. Class A	71,736	12,377
	Wyndham Hotels & Resorts Inc.	154,510	12,280
	Aramark	361,634	12,079
*	Norwegian Cruise Line Holdings Ltd.	599,166	11,690
*	Planet Fitness Inc. Class A	135,056	11,033
	Marriott Vacations Worldwide Corp.	67,426	10,293
	Choice Hotels International Inc.	65,257	9,368
	Texas Roadhouse Inc. Class A	110,091	9,131
*	Boyd Gaming Corp.	144,249	8,454

		Shares	Market Value ($000)
	Wingstop Inc.	51,204	8,223
*	Hilton Grand Vacations Inc.	153,854	7,308
	Travel + Leisure Co.	148,051	7,287
*	Scientific Games Corp. Class A	113,078	7,228
	Wendy's Co.	340,007	6,997
	Papa John's International Inc.	57,353	6,993
*	Hyatt Hotels Corp. Class A	88,478	6,969
	Red Rock Resorts Inc. Class A	144,113	6,851
*	SeaWorld Entertainment Inc.	104,482	6,163
*	Six Flags Entertainment Corp.	143,999	5,266
	Cracker Barrel Old Country Store Inc.	41,579	5,074
*	Everi Holdings Inc.	227,539	4,719
*	Shake Shack Inc. Class A	61,571	4,494
	Jack in the Box Inc.	45,098	3,725
*	Cheesecake Factory Inc.	91,891	3,521
*	Golden Entertainment Inc.	76,648	3,519
*	Dave & Buster's Entertainment Inc.	99,735	3,239
*	Brinker International Inc.	88,241	3,053
*	Monarch Casino & Resort Inc.	44,841	3,021
*	Dine Brands Global Inc.	41,413	2,974
*	Bloomin' Brands Inc.	166,595	2,944
*	Bally's Corp.	76,688	2,940
*	Playa Hotels & Resorts NV	397,627	2,831
*	Accel Entertainment Inc. Class A	217,830	2,773
*	Denny's Corp.	189,853	2,630
*	Ruth's Hospitality Group Inc.	119,444	2,031
*	Chuy's Holdings Inc.	65,996	1,891
*	BJ's Restaurants Inc.	60,937	1,820
*	Lindblad Expeditions Holdings Inc.	127,221	1,782
*	El Pollo Loco Holdings Inc.	105,998	1,338
*	Rush Street Interactive Inc.	21,350	381
*	Golden Nugget Online Gaming Inc.	28,376	354
*	DraftKings Inc. Class A	10,086	349
*	GAN Ltd.	32,123	311
			1,255,920
Household Durables (4.2%)
	DR Horton Inc.	489,990	47,872
	Lennar Corp. Class A	396,806	41,684
	Garmin Ltd.	211,973	28,307
	Whirlpool Corp.	94,827	20,648
	PulteGroup Inc.	403,509	20,188
*	Mohawk Industries Inc.	92,090	15,459
*	TopBuild Corp.	53,660	14,477
	Newell Brands Inc.	614,735	13,198
	Tempur Sealy International Inc.	304,963	13,065
	Toll Brothers Inc.	197,292	12,522
*	Helen of Troy Ltd.	42,720	10,274
	Leggett & Platt Inc.	220,666	8,913
*	Skyline Champion Corp.	107,576	8,418
*	Meritage Homes Corp.	70,936	8,006
*	Taylor Morrison Home Corp. Class A	228,028	7,083
*	Tri Pointe Homes Inc.	255,387	6,377
	KB Home	151,093	6,042
	Installed Building Products Inc.	46,381	5,987
*	LGI Homes Inc.	40,435	5,809
*	Cavco Industries Inc.	19,105	5,684
*	Sonos Inc.	169,972	5,380
	MDC Holdings Inc.	112,037	5,360

		Shares	Market Value ($000)
	Century Communities Inc.	67,613	4,805
*	iRobot Corp.	52,756	4,005
*	M/I Homes Inc.	70,171	3,922
	La-Z-Boy Inc.	105,875	3,535
*	GoPro Inc. Class A	322,508	3,225
*	Green Brick Partners Inc.	115,510	2,882
*	Lovesac Co.	42,970	2,719
*	Beazer Homes USA Inc.	130,297	2,559
	Ethan Allen Interiors Inc.	94,556	2,127
*	Tupperware Brands Corp.	120,027	1,877
*	Universal Electronics Inc.	48,191	1,744
*	Dream Finders Homes Inc. Class A	20,988	352
*	Purple Innovation Inc. Class A	29,289	302
*,1	Vuzix Corp.	27,869	300
			345,107
Internet & Direct Marketing Retail (25.4%)
*	Amazon.com Inc.	518,855	1,819,661
*	MercadoLibre Inc.	62,288	74,024
	eBay Inc.	957,355	64,583
*	Etsy Inc.	179,587	49,311
*,1	Wayfair Inc. Class A	96,194	23,841
*	Chewy Inc. Class A	119,134	8,132
*	Overstock.com Inc.	72,295	6,453
*	Revolve Group Inc.	73,028	5,563
	Qurate Retail Inc. Series A	663,441	5,308
	Shutterstock Inc.	46,011	5,246
*	1-800-Flowers.com Inc. Class A	88,450	2,634
*	Stitch Fix Inc. Class A	99,993	2,490
	PetMed Express Inc.	71,967	1,969
*	Lands' End Inc.	70,388	1,620
*	Quotient Technology Inc.	219,741	1,540
*	Groupon Inc. Class A	71,939	1,486
*	RealReal Inc.	88,567	1,379
*	Porch Group Inc.	17,064	359
*	ThredUP Inc. Class A	18,958	355
*	Poshmark Inc. Class A	18,464	350
*	BARK Inc.	62,763	336
*	Xometry Inc. Class A	6,366	316
*	ContextLogic Inc. Class A	83,698	312
*	DoorDash Inc. Class A	1,606	287
			2,077,555
Leisure Products (1.3%)
	Hasbro Inc.	199,541	19,337
*	Peloton Interactive Inc. Class A	316,143	13,910
*	Mattel Inc.	571,362	12,119
	Brunswick Corp.	126,607	11,890
*	YETI Holdings Inc.	124,390	11,464
	Polaris Inc.	94,165	10,527
*	Vista Outdoor Inc.	126,623	5,530
*	Callaway Golf Co.	183,400	4,944
	Acushnet Holdings Corp.	88,102	4,791
	Smith & Wesson Brands Inc.	166,303	3,783
*	Malibu Boats Inc. Class A	50,406	3,502
	Sturm Ruger & Co. Inc.	48,381	3,468
	Johnson Outdoors Inc. Class A	20,288	2,111
*	Latham Group Inc.	14,474	373
*	AMMO Inc.	55,223	342

		Shares	Market Value ($000)
*	Hayward Holdings Inc.	13,499	330
	Clarus Corp.	11,886	314
			108,735
Multiline Retail (4.1%)
	Target Corp.	678,410	165,423
	Dollar General Corp.	330,876	73,223
*	Dollar Tree Inc.	337,796	45,207
	Macy's Inc.	528,798	15,071
	Kohl's Corp.	251,324	12,875
*	Ollie's Bargain Outlet Holdings Inc.	96,771	5,989
	Dillard's Inc. Class A	20,163	5,523
*	Nordstrom Inc.	199,944	4,233
	Big Lots Inc.	79,980	3,470
	Franchise Group Inc.	8,422	402
			331,416
Other (0.0%)[2]
*,3	Media General Inc. CVR	69,182	3
Specialty Retail (20.0%)
	Home Depot Inc.	1,420,981	569,259
	Lowe's Cos. Inc.	950,548	232,495
	TJX Cos. Inc.	1,670,405	115,926
*	O'Reilly Automotive Inc.	98,605	62,926
*	AutoZone Inc.	30,783	55,935
	Ross Stores Inc.	502,792	54,850
	Tractor Supply Co.	168,360	37,937
	Best Buy Co. Inc.	327,078	34,952
*	CarMax Inc.	240,086	33,912
	Bath & Body Works Inc.	394,594	29,646
*	Ulta Beauty Inc.	77,016	29,570
*	Burlington Stores Inc.	97,030	28,442
*	Carvana Co. Class A	93,935	26,341
	Williams-Sonoma Inc.	117,592	22,912
	Advance Auto Parts Inc.	99,859	22,041
*	GameStop Corp. Class A	92,947	18,237
*	Five Below Inc.	86,182	17,533
*	Floor & Decor Holdings Inc. Class A	131,856	16,998
*	RH	24,568	14,328
	Lithia Motors Inc. Class A	45,572	13,276
	Dick's Sporting Goods Inc.	110,686	13,012
*	AutoNation Inc.	91,187	11,293
	Signet Jewelers Ltd.	103,378	10,042
	Murphy USA Inc.	49,322	8,549
*	Boot Barn Holdings Inc.	66,621	8,150
	Foot Locker Inc.	167,773	7,657
*	Victoria's Secret & Co.	132,609	7,198
	American Eagle Outfitters Inc.	269,635	6,981
*	National Vision Holdings Inc.	144,869	6,959
	Group 1 Automotive Inc.	34,921	6,801
	Penske Automotive Group Inc.	65,306	6,506
*	Asbury Automotive Group Inc.	39,373	6,443
	Gap Inc.	366,699	6,062
*	Sally Beauty Holdings Inc.	245,352	4,806
*	Abercrombie & Fitch Co. Class A	133,015	4,789
*	Urban Outfitters Inc.	138,033	4,371
	Rent-A-Center Inc.	98,938	4,370
	Camping World Holdings Inc. Class A	96,077	4,214
*	ODP Corp.	110,812	4,184

		Shares	Market Value ($000)
*	Bed Bath & Beyond Inc.	225,691	4,137
*	Sleep Number Corp.	51,636	4,119
	Monro Inc.	72,308	4,051
	Buckle Inc.	83,860	3,945
	Hibbett Inc.	47,969	3,739
*	Children's Place Inc.	42,789	3,702
*	MarineMax Inc.	67,444	3,593
*	Genesco Inc.	56,472	3,569
	Shoe Carnival Inc.	84,310	3,296
	Winmark Corp.	12,798	3,226
	Caleres Inc.	131,686	3,109
	Sonic Automotive Inc. Class A	67,519	3,032
*	Zumiez Inc.	64,151	2,936
	Guess? Inc.	118,694	2,677
*	Designer Brands Inc. Class A	191,096	2,614
*	Conn's Inc.	115,572	2,529
*	America's Car-Mart Inc.	20,736	2,035
	Haverty Furniture Cos. Inc.	66,653	1,994
*	Lumber Liquidators Holdings Inc.	99,366	1,524
	Aaron's Co. Inc.	62,292	1,383
*	Academy Sports & Outdoors Inc.	10,211	456
*	Sportsman's Warehouse Holdings Inc.	21,852	372
*	Leslie's Inc.	17,300	363
*	Arko Corp.	36,755	347
*	Petco Health & Wellness Co. Inc. Class A	17,362	333
*,1	Shift Technologies Inc.	67,761	312
*	GrowGeneration Corp.	18,786	306
*	Vroom Inc.	21,609	299
			1,633,901
Textiles, Apparel & Luxury Goods (7.0%)
	NIKE Inc. Class B	1,723,169	291,629
*	Lululemon Athletica Inc.	173,186	78,697
	VF Corp.	479,107	34,366
*	Deckers Outdoor Corp.	43,124	17,482
*	Crocs Inc.	104,991	17,221
	Tapestry Inc.	427,906	17,168
*	Capri Holdings Ltd.	234,323	13,877
	PVH Corp.	115,878	12,373
*	Skechers USA Inc. Class A	228,360	10,258
	Ralph Lauren Corp. Class A	81,808	9,493
	Hanesbrands Inc.	574,660	9,281
*	Under Armour Inc. Class A	334,391	7,888
	Carter's Inc.	78,044	7,885
	Steven Madden Ltd.	155,045	7,357
*	Under Armour Inc. Class C	364,854	7,323
	Columbia Sportswear Co.	57,577	5,615
	Kontoor Brands Inc.	96,065	5,180
	Wolverine World Wide Inc.	159,415	4,963
	Oxford Industries Inc.	43,925	4,197
	Levi Strauss & Co. Class A	148,610	3,800
	Movado Group Inc.	80,967	3,633
*	G-III Apparel Group Ltd.	117,389	3,479
*	Fossil Group Inc.	166,769	1,993
*	PLBY Group Inc.	10,068	386
			575,544
Total Common Stocks (Cost $5,408,986)			8,176,425

		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[4,5]	Vanguard Market Liquidity Fund, 0.077% (Cost $8,458)	84,581	8,458
Total Investments (100.1%) (Cost $5,417,444)			8,184,883
Other Assets and Liabilities—Net (-0.1%)			(7,889)
Net Assets (100.0%)			8,176,994
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,620,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $8,446,000 was received for securities on loan.
CVR—Contingent Value Rights.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
The fund had no open swap contracts at November 30, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,176,422	—	3	8,176,425
Temporary Cash Investments	8,458	—	—	8,458
Total	8,184,880	—	3	8,184,883